Expense Example	May 27, 2026 USD ($)
Yorktown Class A Class L And Institutional Class | Yorktown Growth Fund | Yorktown Growth Fund Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 696
Expense Example, with Redemption, 3 Years	956
Expense Example, with Redemption, 5 Years	1,235
Expense Example, with Redemption, 10 Years	2,030
Yorktown Class A Class L And Institutional Class | Yorktown Growth Fund | Yorktown Growth Fund Class L Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	229
Expense Example, with Redemption, 3 Years	710
Expense Example, with Redemption, 5 Years	1,218
Expense Example, with Redemption, 10 Years	2,614
Yorktown Class A Class L And Institutional Class | Yorktown Growth Fund | Yorktown Growth Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	128
Expense Example, with Redemption, 3 Years	404
Expense Example, with Redemption, 5 Years	700
Expense Example, with Redemption, 10 Years	1,543
Yorktown Short Term Bond Fund Class A Class L And Institutional Class | Yorktown Short Term Bond Fund | Yorktown Short Term Bond Fund Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	304
Expense Example, with Redemption, 3 Years	516
Expense Example, with Redemption, 5 Years	745
Expense Example, with Redemption, 10 Years	1,403
Yorktown Short Term Bond Fund Class A Class L And Institutional Class | Yorktown Short Term Bond Fund | Yorktown Short Term Bond Fund Class L Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	147
Expense Example, with Redemption, 3 Years	500
Expense Example, with Redemption, 5 Years	877
Expense Example, with Redemption, 10 Years	1,937
Yorktown Short Term Bond Fund Class A Class L And Institutional Class | Yorktown Short Term Bond Fund | Yorktown Short Term Bond Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	298
Expense Example, with Redemption, 5 Years	532
Expense Example, with Redemption, 10 Years	1,206
Yorktown Multi Sector Bond Fund Class A Class L And Institutional Class | Yorktown Multi-Sector Bond Fund | Yorktown Multi-Sector Bond Fund Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	686
Expense Example, with Redemption, 3 Years	922
Expense Example, with Redemption, 5 Years	1,177
Expense Example, with Redemption, 10 Years	1,903
Yorktown Multi Sector Bond Fund Class A Class L And Institutional Class | Yorktown Multi-Sector Bond Fund | Yorktown Multi-Sector Bond Fund Class L Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	169
Expense Example, with Redemption, 3 Years	523
Expense Example, with Redemption, 5 Years	902
Expense Example, with Redemption, 10 Years	1,965
Yorktown Multi Sector Bond Fund Class A Class L And Institutional Class | Yorktown Multi-Sector Bond Fund | Yorktown Multi-Sector Bond Fund Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	211
Expense Example, with Redemption, 5 Years	368
Expense Example, with Redemption, 10 Years	822
Yorktown Small Cap Fund Class A Class L And Institutional Class | YORKTOWN SMALL-CAP FUND | YORKTOWN SMALL-CAP FUND Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	728
Expense Example, with Redemption, 3 Years	1,134
Expense Example, with Redemption, 5 Years	1,564
Expense Example, with Redemption, 10 Years	2,756
Yorktown Small Cap Fund Class A Class L And Institutional Class | YORKTOWN SMALL-CAP FUND | YORKTOWN SMALL-CAP FUND Class L
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	238
Expense Example, with Redemption, 3 Years	818
Expense Example, with Redemption, 5 Years	1,423
Expense Example, with Redemption, 10 Years	3,060
Yorktown Small Cap Fund Class A Class L And Institutional Class | YORKTOWN SMALL-CAP FUND | YORKTOWN SMALL-CAP FUND Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	137
Expense Example, with Redemption, 3 Years	514
Expense Example, with Redemption, 5 Years	916
Expense Example, with Redemption, 10 Years	2,039
Yorktown Treasury Advanced Total Return Fund Institutional Class | Yorktown Treasury Advanced Total Return Fund | Yorktown Treasury Advanced Total Return Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	286
Yorktown Multi Sector Bond Fund Class C | Yorktown Multi-Sector Bond Fund | Yorktown Multi-Sector Bond Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	269
Expense Example, with Redemption, 3 Years	523
Expense Example, with Redemption, 5 Years	902
Expense Example, with Redemption, 10 Years	$ 1,965